Business Acquisition	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Business Acquisition

2. BUSINESS ACQUISITION

During late September through early October 2012, the Company completed the acquisition of 21 supermarkets from GU Markets LLC (“GU Acquisition”). In addition to cash consideration of $27.6 million paid to GU Markets LLC, the Company incurred $1.3 million of transaction costs, of which $0.3 million and $1.0 million were recorded in administrative expenses in the condensed consolidated statements of comprehensive (loss) income during the 12 and 40-week periods ended October 6, 2012, respectively. The acquisition was accounted for under the acquisition method of accounting in accordance with ASC 805, “Business Combinations.”

The Company believes the acquisition creates significant strategic value by expanding the Company’s supermarket base with minimal incremental general and administrative expenses.

Under the acquisition method of accounting, the aggregate purchase price is allocated to the net tangible and intangible assets based upon their estimated fair values on the acquisition date. The Company engaged a third party valuation specialist to assist with the valuation of assets acquired. The fair value of inventory was determined based upon the Company’s estimated replacement cost. The fair values of buildings, personal property and site improvements, all of which are included in property and equipment in the succeeding table, were determined using the cost approach. The fair value of land was determined using the market approach. The fair values of intangible assets were primarily determined using the income approach which, for the tradenames, is based upon the present value of the economic royalty savings associated with the tradenames and revenue projections attributed to the tradenames. Tradenames are being amortized on an accelerated basis based upon a brand obsolescence assumption.

The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed as of the transaction date (dollars in thousands):

Assets acquired:
Accounts receivable	$33
Inventory	7,265
Prepaid expenses	325
Property and equipment	7,898
Goodwill	12,769
Favorable lease rights	2,197
Tradenames	1,000

Total assets acquired	31,487
Liabilities assumed:
Accrued expenses and other current liabilities	803
Unfavorable lease rights	2,172
Capital lease obligation	872

Total liabilities assumed	3,847

Acquisition price	$27,640

The results of operations of the acquired supermarkets have been included in the 12 and 40-week periods ended October 5, 2013 condensed consolidated statements of comprehensive (loss) income. The acquired supermarkets contributed net sales and operating income of $30.3 million and $2.0 million, respectively, during the 12-week period ended October 5, 2013, and $84.7 million and $1.0 million, respectively, during the 40-week period ended October 5, 2013.The acquired supermarkets contributed net sales of $2.0 million during each of the 12-week and 40-week periods ended October 6, 2012. It is impracticable to disclose net earnings for the post-acquisition period of fiscal 2012 for these acquired supermarkets as net earnings of these supermarkets were not tracked on a collective basis due to the integration of administrative functions, including field supervision.

The following table summarizes the Company’s unaudited pro forma operating results for the 12 and 40-week periods ended October 6, 2012, giving effect to the GU Acquisition as if it occurred on January 1, 2012 (dollars in thousands):

	12-week period ended	40-week period ended
	October 6, 2012	October 6, 2012
Net sales	$564,411	$1,881,156
Operating income	21,345	65,018
Net income	7,600	18,530

The pro forma information above reflects the $1.3 million of transaction costs incurred by the Company during fiscal 2012 within the operating results of the 40-week period ended October 6, 2012. This pro forma financial information is not intended to represent or be indicative of what would have occurred if the transaction had taken place prior to the beginning of the period presented and should not be taken as representative of the Company’s future consolidated results of operations. This pro forma financial information does not contemplate the cost savings expected to be realized from the achievement of synergies, including, without limitation, purchasing savings by leveraging the Company’s relationships with its suppliers and the reduction of duplicative selling, general and administrative expenses.

2. BUSINESS ACQUISITION

During late September through early October 2012, the Company completed the GU Acquisition. In addition to cash consideration of $27.6 million paid to GU Markets, the Company incurred $1.3 million of transaction costs that have been recorded in administrative expenses in the consolidated statement of operations and comprehensive (loss) income for Fiscal 2012. The acquisition is being accounted for under the acquisition method of accounting in accordance with ASC 805, “Business Combinations.”

The Company believes the acquisition creates significant strategic value due to the expansion it provides to the Company’s supermarket base with minimal incremental general and administrative expenses.

Under the acquisition method of accounting, the aggregate purchase price is allocated to the net tangible and intangible assets based upon their estimated fair values on the acquisition date. The Company engaged a third party valuation specialist to assist with the valuation of assets acquired. The fair value of inventory was determined based upon the Company’s estimated replacement cost. The fair values of buildings, personal property and site improvements, all of which are included in property and equipment in the succeeding table, were determined using the cost approach. The fair value of land was determined using the market approach. The fair values of intangible assets were primarily determined using the income approach which, for the tradenames, is based upon the present value of the economic royalty savings associated with the tradenames and revenue projections attributed to the tradenames. Tradenames are being amortized on an accelerated basis based upon a brand obsolescence assumption.

As initial fair value estimates of certain assets and liabilities were preliminary in nature, such values were adjusted during Fiscal 2012 as additional information was obtained.

The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed as of the transaction date (dollars in thousands):

	Initial Estimate	Adjustments	Final Allocation
Assets acquired:
Accounts receivable	$28	$5	$33
Inventory	7,358	(93)	7,265
Prepaid expenses	325	—	325
Property and equipment	7,235	663	7,898
Goodwill	12,947	(178)	12,769
Favorable lease rights	2,385	(188)	2,197
Tradenames	1,000	—	1,000

Total assets acquired	31,278	209	31,487
Liabilities assumed:
Accrued expenses and other current liabilities	803	—	803
Unfavorable lease rights	2,244	(72)	2,172
Capital lease obligation	872	—	872

Total liabilities assumed	3,919	(72)	3,847

Acquisition price	$27,359	$281	$27,640

The results of operations of the acquired supermarkets have been included in the Fiscal 2012 condensed consolidated statement of operations and comprehensive (loss) income following the respective closing dates of the individual supermarket acquisitions that ranged from September 24, 2012 to October 5, 2012. The acquired supermarkets contributed net sales and operating income of $22.3 million and $0.5 million, respectively, during Fiscal 2012.

The following table summarizes the Company’s unaudited pro forma operating results for Fiscal 2012 and Fiscal 2011, giving effect to the GU Acquisition as if it occurred on January 1, 2011 (dollars in thousands):

	Fiscal 2012	Fiscal 2011
Net sales	$2,441,323	$2,453,012
Operating income	73,814	70,859
Net (loss) income	(17,692)	7,866

This pro forma financial information above reflects the $1.3 million of transaction costs incurred by the Company during Fiscal 2012 within the Fiscal 2011 operating results. This pro forma financial information is not intended to represent or be indicative of what would have occurred if the transaction had taken place prior to the beginning of the periods presented and should not be taken as representative of the Company’s future consolidated results of operations. This pro forma financial information does not contemplate the cost savings expected to be realized from the achievement of synergies, including, without limitation, purchasing savings by leveraging the Company’s relationships with its suppliers and the reduction of duplicative selling, general and administrative expenses.